Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Parenthetical) (Details) ¥ in Millions, $ in Millions		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 01, 2019	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Payables And Accruals [Abstract]
Applicable tax rate of cultural development fee for advertising services revenues	1.50%			3.00%
Reduction in general and administrative expenses					¥ 2.5	¥ 2.5
Non-refundable incentive payment received from depositary bank		$ 1.8	¥ 12.5
Amount recorded ratably as other income, arrangement period					5 years